Derivative Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Derivative weighted average fixed interest rate	2.20%
Weighted average remaining life of contracts	9 months 24 days
Unrealized gain (loss) on interest rate swap contracts	$ 0	$ 1,500,000	$ 2,600,000
Realized loss on interest rate swap contracts	100,000	(800,000)	$ (1,300,000)
Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	75,000,000	100,800,000
Interest rate swap contracts included in Accounts Receivable	300,000	400,000
Interest rate swap contracts included in Accounts Payable	0	0
Interest rate swap contracts
Derivative [Line Items]
Interest rate swap contracts included in Accounts Receivable	300,000
Interest rate swap contracts included in Accounts Payable		400,000
Interest rate swap contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	75,000,000	100,000,000
Interest rate swap contracts included in Accounts Receivable	300,000	400,000
Interest rate swap contracts included in Accounts Payable	0	0
Foreign currency forward contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	0	800,000
Interest rate swap contracts included in Accounts Receivable	0	0
Interest rate swap contracts included in Accounts Payable	0	0
Foreign currency forward contracts | Derivatives not accounted for as hedges | Cash flow hedging
Derivative [Line Items]
Unrealized gain associated with the forward contracts not designated as a cash flow hedging arrangement	$ 0	$ 0